VALUATION ALLOWANCES	12 Months Ended
Mar. 31, 2012
VALUATION ALLOWANCES

6. VALUATION ALLOWANCES

Changes in valuation allowances for the year ended March 31, 2010, 2011, and 2012 are as follows:

Description	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2010:
Allowance for doubtful accounts	¥5,532	¥826	¥31	¥(1,848)	¥4,541
Allowance for sales returns	2,155	4,911	(100)	(4,711)	2,255

Total	¥7,687	¥5,737	¥(69)	¥(6,559)	¥6,796

For the year ended March 31, 2011:
Allowance for doubtful accounts	¥4,541	¥1,507	¥(30)	¥(804)	¥5,214
Allowance for sales returns	2,255	5,936	(345)	(5,441)	2,405

Total	¥6,796	¥7,443	¥(375)	¥(6,245)	¥7,619

For the year ended March 31, 2012:
Allowance for doubtful accounts	¥5,214	¥858	¥42	¥(1,163)	¥4,951
Allowance for sales returns	2,405	4,340	(51)	(4,552)	2,142

Total	¥7,619	¥5,198	¥(9)	¥(5,715)	¥7,093

*	Foreign currency translation adjustments and the increase by business combination.

The location of valuation allowances in the consolidated balance sheets at March 31, 2011 and 2012 are as follows:

	March 31, 2011	March 31, 2012
	(Yen in millions)
The location of valuation allowances that are not deducted from the related receivables in the consolidated balance sheets:
Less allowances for doubtful accounts and sales returns	¥4,795	¥4,583

The location of valuation allowances that are deducted from the related receivables in the consolidated balance sheets:
Other current assets	¥619	¥518
Investments in and advances to affiliates and unconsolidated subsidiaries	¥229	¥1
Other long-term investments	¥100	¥43
Other assets	¥1,876	¥1,948

Subtotal	¥2,824	¥2,510

Total	¥7,619	¥7,093